24. Parent Entity Information	12 Months Ended
Jun. 30, 2019
Parent Entity Information
Parent Entity Information
	2019	2018
Information relating to Mission NewEnergy Limited:	$
Current assets	169,201	189,835
Non-current assets	-	-
Total assets	169,201	189,835
Current liabilities	(161,835)	(204,265)
Total liabilities	(161,835)	(204,265)
Net asset surplus / (deficit)	7,366	(14,430)
Issued capital	418,635	418,635
Opening Retained (Loss)	(433,065)	(410,755)
Share based payments reserve	-	150,000
Total shareholders’ equity (surplus)/deficit	(14,430)	157,880
Profit/(Loss) of the parent entity during the year	21,796	(172,310)
Total shareholders’ equity deficit/(surplus)	7,366	(14,430)

	2019 $	2018 $
Details of any contingent liabilities of the parent entity	-	-
Details of any contractual commitments by the parent entity for the acquisition of property, plant or equipment.	-	-

The parent entity is not aware of any other contingent liabilities or contingent assets as at 30 June 2019.